FAIR VALUE MEASUREMENTS (FAIR VALUE ASSETS AND LIABILITIES MEASURED ON A RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION - ACTIVITY) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Purchases	$ (121.9)	$ (105.6)
Sales	10.9	5.1
Issuances	(47.5)	(156.3)
Settlements	56.0	41.5
Purchases, sales, issuances and settlements, net	(102.5)	(215.3)
Trading Securities [Member]
Assets:
Purchases, sales, issuances and settlements, net		(7.7)
Corporate debt securities [Member] | Available-for-sale securities [Member]
Assets:
Purchases	71.7	44.0
Sales	(1.7)	(10.0)
Issuances	0	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	70.0	34.0
Corporate debt securities [Member] | Equity securities classification [Member]
Assets:
Purchases	3.5	24.5
Sales	0	0
Issuances	0	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	3.5	24.5
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale securities [Member]
Assets:
Purchases	0
Sales	(1.8)
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	(1.8)	0
Asset-backed Securities [Member] | Available-for-sale securities [Member]
Assets:
Purchases	9.9	22.0
Sales	(2.3)	(20.4)
Issuances	0	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	7.6	1.6
Collateralized debt obligations [Member] | Available-for-sale securities [Member]
Assets:
Purchases		6.0
Sales		(91.4)
Issuances		0
Settlements		0
Purchases, sales, issuances and settlements, net	0	(85.4)
Collateralized debt obligations [Member] | Trading Securities [Member]
Assets:
Purchases		0
Sales		(7.7)
Issuances		0
Settlements		0
Purchases, sales, issuances and settlements, net		(7.7)
Commercial Mortgage Backed Securities [Member] | Available-for-sale securities [Member]
Assets:
Purchases	1.1
Sales	0
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	1.1	0
Commercial Mortgage Backed Securities [Member] | Trading Securities [Member]
Assets:
Purchases	29.0
Sales	0
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	29.0
Mortgage pass-through securities [Member] | Available-for-sale securities [Member]
Assets:
Purchases	1.1	0
Sales	(2.3)	(0.3)
Issuances	0	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	(1.2)	(0.3)
Total fixed maturities, available for sale [Member] | Available-for-sale securities [Member]
Assets:
Purchases	83.8	72.0
Sales	(8.1)	(122.1)
Issuances	0	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	75.7	(50.1)
Interest sensitive products [Member]
Liabilities:
Purchases	(121.9)	(105.6)
Sales	7.5	1.4
Issuances	(45.9)	(156.3)
Settlements	56.0	41.5
Purchases, sales, issuances and settlements, net	(104.3)	(219.0)
Interest Sensitive Products Modified Coinsurance Agreement [Member]
Liabilities:
Purchases	0	0
Sales	3.4	3.7
Issuances	(1.6)	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	1.8	3.7
Collateralized debt obligations [Member] | Trading Securities [Member]
Assets:
Purchases, sales, issuances and settlements, net		$ (7.7)